Business Combination	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Business Combination	Business Combination
On January 16, 2026, the Group acquired the remaining 51% of the shares of Cleanergy Solutions
(Namibia) Pty Ltd, obtaining control of an entity previously accounted for as a joint venture. Cleanergy launched Africa’s first integrated green hydrogen facility at Farm 58 in Walvis Bay in September 2025.
In accordance with IFRS 3, the previously held equity interest was remeasured to fair value at the acquisition date, with the resulting gain recognised in other operating income.
Business combinations completed in prior periods
On March 12, 2025, CMB.TECH completed the acquisition of a controlling interest in Golden Ocean Group
Limited ("Golden Ocean"), following which CMB.TECH held 40.8% of Golden Ocean's out-standing ordinary shares. The combination was accounted for as a business combination under the acquisition method in accordance with IFRS 3, with CMB.TECH identified as the accounting acquirer. Between March 24, 2025, and April 3, 2025, CMB.TECH acquired an additional 17,036,474 Golden Ocean common shares in the open market.
On August 20, 2025, the stock-for-stock merger was completed with CMB.TECH as the surviving entity and each
Golden Ocean common share was canceled, and such shares (other than shares that Golden Ocean, CMB.TECH, former CMB.TECH Bermuda or any of their respective subsidiaries own) were automatically converted into the right to receive 0.95 CMB.TECH ordinary shares (subject to adjustment, pursuant to the terms of the
Merger Agreement signed on May 28, 2025). The consideration transferred in shares amounts to
$1,461.4 million, representing the value of 95,952,934 newly issued CMB.TECH ordinary shares with a valuation of $15.23 per share.
The subsequent acquisitions of Golden Ocean shares as well as the merger were accounted for as a step acquisition of the non-controlling interest to equity on the basis of IFRS 10.B96.